Feb. 28, 2021
DIREXION SHARES ETF TRUST
DIREXION DAILY SEMICONDUCTOR BULL 3X SHARES (SOXL)
DIREXION DAILY SEMICONDUCTOR BEAR 3X SHARES (SOXS)Supplement dated June 21, 2021 to the
Summary Prospectuses, Prospectus, and Statement of Additional Information (“SAI”)
dated February 28, 2021, as last supplementedThe Board of Trustees of the Direxion Shares ETF Trust (“Trust”) has approved changes to the investment objective, investment strategy and underlying index of the Direxion Daily Semiconductor Bull 3X Shares and Direxion Daily Semiconductor Bear 3X Shares (each a “Fund” and collectively, the “Funds”).On or about August 25, 2021, each Fund’s underlying index will change as shown in the table below and all references to each Fund’s current index in each Fund’s respective Summary Prospectus, Prospectus, and SAI will be replaced with the respective new index:Fund NameCurrent IndexNew IndexDirexion Daily Semiconductor Bull 3X SharesPHLX Semiconductor Sector IndexICE Semiconductor IndexDirexion Daily Semiconductor Bear 3X SharesPHLX Semiconductor Sector IndexICE Semiconductor IndexTo the extent that the Funds do not implement the index changes at the same time as the index composition changes, the Funds may incur tracking error.On or about August 25, 2021, the description of each Fund’s current index in each Fund’s Summary Prospectus, Prospectus, and SAI will be replaced with the following description of the new index:New Index DescriptionICE Semiconductor IndexThe ICE Semiconductor Index is a rules-based, modified float-adjusted market capitalization-weighted index that tracks the performance of the thirty largest U.S. listed semiconductor companies. Semiconductor companies are defined as those classified within the Semiconductors Industry of the ICE Uniform Sector Classification schema. This includes companies that either manufacture materials that have electrical conductivity (semiconductors) to be used in electronic applications or utilize LED and OLED technology. This also includes companies that provide services or equipment associated with semiconductors such as packaging and testing. The Index is rebalanced quarterly and reconstituted annually.As of June 1, 2021, the Index was comprised of 30 constituents which had an average total market capitalization of $98 billion, total market capitalizations ranging from $10.1 billion to $561.1 billion and were concentrated in the semiconductor industry. In addition, on page 3 of each Fund’s Summary Prospectus and on pages 283 and 291 of the statutory Prospectus, the paragraph immediately following the table under “Principal Investment Risks - Effects of Compounding and Market Volatility Risk” is replaced with the following:The Index’s annualized historical volatility rate for the period from April 13, 2021 (the inception date of the Index) to May 28, 2021 was 30.84%. The Index’s annualized performance for the period from April 13, 2021 (the inception date of the Index) to May 28, 2021 was -12.64%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of ETFs or instruments that reflect the value of the Index, such as swaps, may differ from the volatility of the Index.In addition, the following disclosure is added to the end of each Summary Prospectus and to each Fund’s summary section in the Prospectus:Index InformationInteractive Data Pricing and Reference Data, LLC. Neither Rafferty nor the Fund is sponsored, endorsed, sold or promoted by Interactive Data Pricing and Reference Data, LLC or its affiliates (“Vendor”). Vendor makes no representation or warranty regarding the advisability of investing in securities generally, in the Fund particularly, or the ability of the ICE Semiconductor Index to track general financial market performance.VENDOR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE ICE INDEX OR ANY DATA INCLUDED THEREIN. IN NO EVENT SHALL VENDOR HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.